STOCK WARRANTS AND STOCK OPTIONS (Details 2) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Expected volatility	120.00%		180.00%
Minimum [Member]
Exercise Price	$ 2.50	$ 0.26
Expected life	1 year 3 months 18 days	2 years 2 months 12 days
Expected volatility	44.00%	153.00%
Risk free interest rate	0.16%	0.19%
Maximum [Member]
Exercise Price	$ 3.58	$ 3.30
Expected life	7 years	5 years
Expected volatility	185.00%	171.00%
Risk free interest rate	1.69%	0.43%